Stockholders' Equity Note (Details) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended			9 Months Ended
	Nov. 30, 2014	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2014	Jun. 20, 2013	Apr. 11, 2013	May 30, 2014	Nov. 30, 2013	Apr. 30, 2013	May 31, 2014	Feb. 28, 2014	May 22, 2014	Aug. 12, 2014	Jul. 23, 2014
Proceeds	$ 208,000
Shares issued	12,000,000
Stock options granted			8,000,000
Weighted average exercise price, options granted	$ 0.017		$ 0.08
Options cancelled		(8,000,000)
Coresco
Loan received				44,000
Chief Financial Officer
Loan received				50,000
Stock purchase options
Stock options granted			8,000,000
Weighted average exercise price, options granted			$ 0.08
Options cancelled					8,000,000
Common stock for debt settlement
Shares issued						15,000,000
Debt/expenses settled						75,000
Debt settlement agreements
Shares issued				87,000,000				248,000,000	15,000,000
Debt/expenses settled							87,000	248,000	75,000
Debt settlement agreements2
Shares issued											50,975,000
Debt/expenses settled								50,975
Advance for subscriptions
Shares issued				861,900,000
Advance for subscriptions										861,900
Settlement of liabilities for subscriptions											50,975
Amani Consulting SPRL
Loan rights assigned to Burey Gold Limited												1,174,472
Shares of Burey Gold Limited received for assignment of loan				55,705,232
Reassignment of Purchase Agreement
Loan rights assigned to Burey Gold Limited												846,027
Shares of Burey Gold Limited received for assignment of loan				55,705,232
Resulting gain in investment				1,981,000
Private placement of common stock
Proceeds													958,600
Shares issued													958,600,000	861,900
Registration Statement
Proceeds			$ 978,989
Shares issued			12,237,075